CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Bank overdrafts	$ 0	$ 0	$ 0